Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Personnel expenses	€ 7,903	€ 7,541	€ 7,310
Cost of material	8,481	6,320	6,016
Project subcontracting and other customer contract expenses	3,156	4,225	4,887
Depreciation and amortization	1,140	1,095	1,132
IT Services	376	230	343
Impairment charges	90	39	241
Other	1,545	1,037	1,164
Total operating expenses	22,691	20,487	21,093
Government grant income and R&D tax credits	€ 146	€ 111	€ 98